Amounts Recognized in the Consolidated Balance Sheets (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 13,437	¥ 17,337
Accrued benefit liability	(9,018)	(7,945)
Net amount recognized	¥ 4,419	¥ 9,392